UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-22774

Name of Fund: BlackRock Multi-Sector Income Trust (BIT)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John Perlowski, Chief Executive Officer, BlackRock Multi-Sector Income Trust,

    55 East 52nd Street, New York City, NY 10055.

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 10/31

Date of reporting period: 07/01/2015 – 06/30/2016

Item 1 – Proxy Voting Record – Attached hereto.

******************************* FORM N-Px REPORT *******************************

ICA File Number: 811-22774
Reporting Period: 07/01/2015 - 06/30/2016
BlackRock Multi-Sector Income Trust

===================== BlackRock Multi-Sector Income Trust ======================

BLACKROCK LIQUIDITY FUNDS

Ticker:                      Security ID:  09248U619
Meeting Date: MAR 07, 2016   Meeting Type: Special
Record Date:  DEC 11, 2015

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1.1   Elect Director David O. Beim            For       For          Management
1.2   Elect Director Susan J. Carter          For       For          Management
1.3   Elect Director Collette Chilton         For       For          Management
1.4   Elect Director Neil A. Cotty            For       For          Management
1.5   Elect Director Matina S. Horner         For       For          Management
1.6   Elect Director Rodney D. Johnson        For       For          Management
1.7   Elect Director Cynthia A. Montgomery    For       For          Management
1.8   Elect Director Joseph P. Platt          For       For          Management
1.9   Elect Director Robert C. Robb, Jr.      For       For          Management
1.10  Elect Director Mark Stalnecker          For       For          Management
1.11  Elect Director Kenneth L. Urish         For       For          Management
1.12  Elect Director Claire A. Walton         For       For          Management
1.13  Elect Director Frederick W. Winter      For       For          Management
1.14  Elect Director Barbara G. Novick        For       For          Management
1.15  Elect Director John M. Perlowski        For       For          Management

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UNITED TECHNOLOGIES CORPORATION

Ticker:       UTX            Security ID:  913017109
Meeting Date: APR 25, 2016   Meeting Type: Annual
Record Date:  FEB 29, 2016

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1a    Elect Director John V. Faraci           For       For          Management
1b    Elect Director Jean-Pierre Garnier      For       For          Management
1c    Elect Director Gregory J. Hayes         For       For          Management
1d    Elect Director Edward A. Kangas         For       For          Management
1e    Elect Director Ellen J. Kullman         For       For          Management
1f    Elect Director Marshall O. Larsen       For       For          Management
1g    Elect Director Harold McGraw, III       For       For          Management
1h    Elect Director Richard B. Myers         For       For          Management
1i    Elect Director Fredric G. Reynolds      For       For          Management
1j    Elect Director Brian C. Rogers          For       For          Management
1k    Elect Director H. Patrick Swygert       For       For          Management
1l    Elect Director Andre Villeneuve         For       For          Management
1m    Elect Director Christine Todd Whitman   For       For          Management
2     Ratify PricewaterhouseCoopers LLP as    For       For          Management
      Auditors
3     Eliminate Cumulative Voting             For       For          Management
4     Advisory Vote to Ratify Named           For       For          Management
      Executive Officers' Compensation

========== END NPX REPORT

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Multi-Sector Income Trust

By:	/s/ John Perlowski
John Perlowski
Chief Executive Officer of
BlackRock Multi-Sector Income Trust

Date:	August 25, 2016